Inventories - Current (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Inventories
Raw materials and consumables	$ 389	$ 369
Mold parts	51	52
Work-in-progress	114	85
Finished goods	730	847
Total current inventories	$ 1,284	$ 1,353	[1]	$ 1,186		$ 898

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements